Loans and advances to customers (Details) - GBP (£) £ in Millions	Jun. 30, 2018	Dec. 31, 2017
0000 to 0999 Agriculture, Forestry, and Fishing [Member]
LOANS AND ADVANCES TO CUSTOMERS (Details) - Schedule of Loans and Advances to Customers [Line Items]
Loans and advances to customers	£ 7,227	£ 7,461
Energy and water supply
LOANS AND ADVANCES TO CUSTOMERS (Details) - Schedule of Loans and Advances to Customers [Line Items]
Loans and advances to customers	1,717	1,609
2000 to 3999 Manufacturing [Member]
LOANS AND ADVANCES TO CUSTOMERS (Details) - Schedule of Loans and Advances to Customers [Line Items]
Loans and advances to customers	7,821	7,886
1500 to 1799 Construction Industries [Member]
LOANS AND ADVANCES TO CUSTOMERS (Details) - Schedule of Loans and Advances to Customers [Line Items]
Loans and advances to customers	5,059	4,428
Transport, distribution and hotels
LOANS AND ADVANCES TO CUSTOMERS (Details) - Schedule of Loans and Advances to Customers [Line Items]
Loans and advances to customers	13,754	14,074
Postal and telecommunications
LOANS AND ADVANCES TO CUSTOMERS (Details) - Schedule of Loans and Advances to Customers [Line Items]
Loans and advances to customers	2,367	2,148
Property companies
LOANS AND ADVANCES TO CUSTOMERS (Details) - Schedule of Loans and Advances to Customers [Line Items]
Loans and advances to customers	27,084	30,980
Financial, business and other services
LOANS AND ADVANCES TO CUSTOMERS (Details) - Schedule of Loans and Advances to Customers [Line Items]
Loans and advances to customers	62,662	57,006
Mortgages
Personal:
Loans and advances to customers	298,890	304,665
Other
Personal:
Loans and advances to customers	28,861	28,757
Gross and Lease Financing
Personal:
Loans and advances to customers	1,948	2,094
Hire purchase
Personal:
Loans and advances to customers	14,691	13,591
Gross
Personal:
Loans and advances to customers	472,081	474,699
Allowance for impairment losses
Personal:
Loans and advances to customers	(3,056)	(2,201)
Net
Personal:
Loans and advances to customers	£ 469,025	£ 472,498